Cover - shares	12 Months Ended
	Sep. 30, 2025	Nov. 02, 2026
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	SU Group Holdings Limited (the “Company”) is filing this amendment (the “Amendment”) to its Annual Report on Form 20-F (the “Annual Report”) for the year ended September 30, 2025, previously filed with the Securities and Exchange Commission (the “SEC”) on January 16, 2026 (the “Original Filing”) , to replace the audit report of its previous auditor Marcum Asia CPAs LLP in the Original Filing with an audit report of its current auditor Guangdong Prouden CPAs GP and to include the consolidated financial statements for the years ended September 30, 2024 and 2025 audited by the current auditor. Except for (x) Part I, Introduction, Forward Looking Statements and Item 5, Operating and Financial Review and Prospects, (y) the consolidated financial statements for the years ended September 30, 2024 and 2025, and (z) the auditor’s report, no other information included in the Annual Report as originally filed is being repeated in this Amendment. This Amendment should be read together with the Original Filing, except for Part I, Item 5, the consolidated financial statements for the years ended 2024 and 2025, and the auditor’s report. Cross-references within this Amendment to items other than those in Part III are references to those items in the Original Filing. This Amendment does not otherwise update the disclosures set forth in the Original Filing, including the consolidated financial statements for the year ended September 30, 2023. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-41927
Entity Registrant Name	SU Group Holdings Limited
Entity Central Index Key	0001969863
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7th Floor, The Rays
Entity Address, Address Line Two	No. 71 Hung To Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Class A ordinary shares, par value
Trading Symbol	SUGP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		1,531,872
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7254
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of SU Group Holdings Limited (the “Company”) as of September 30, 2024 and 2025, the related consolidated statements of operation, change in equity and cash flows for each of the two years in the period ended September 30, 2025, and the related notes(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2024 and 2025, and the results of its operations and its cash flows for each of the two years in the period ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Guangdong Prouden CPAs GP
Auditor Location	Guangzhou, China
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7th Floor, The Rays
Entity Address, Address Line Two	No. 71 Hung To Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	2341-8183
Contact Personnel Name	Chan Ming Dave